STATUTORY NON-DISTRIBUTABLE RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY NON-DISTRIBUTABLE RESERVES
Percentage of annual appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Total appropriations made during the year	$ 0	$ 0	$ 0
Statutory non-distributable reserves	$ 37,119	$ 37,119